Unaudited Condensed Statement of Changes in Shareholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Redeemable Convertible Preferred Stock Xos, Inc.	Common Stock Xos, Inc.	Additional Paid-in Capital Xos, Inc.	Additional Paid-in Capital	Accumulated Deficit Xos, Inc.	Accumulated Deficit	Convertible Preferred Stock Xos, Inc.	Xos, Inc.	Total
Balance at Dec. 31, 2017				$ 2,000			$ (1,946,000)			$ (1,944,000)
Balance (in Shares) at Dec. 31, 2017				23,610,000
Stock based compensation expense					2,000					2,000
Net loss							(3,948,000)			(3,948,000)
Balance at Dec. 31, 2018				$ 2,000	2,000		(5,894,000)			(5,890,000)
Balance (in Shares) at Dec. 31, 2018				23,610,000
Stock options exercised				$ 2,000	8,000					10,000
Stock options exercised (in Shares)				13,212,000
Stock based compensation expense					279,000					279,000
Net loss							(4,933,000)			(4,933,000)
Balance at Dec. 31, 2019				$ 4,000	289,000		(10,827,000)			(10,534,000)
Balance (in Shares) at Dec. 31, 2019				36,822,000
Net loss							(1,237,000)			(1,237,000)
Balance at Mar. 31, 2020				$ 4,000	289,000		(12,064,000)			(11,771,000)
Balance (in Shares) at Mar. 31, 2020				36,822,000
Balance at Dec. 31, 2019				$ 4,000	289,000		(10,827,000)			(10,534,000)
Balance (in Shares) at Dec. 31, 2019				36,822,000
Stock options exercised					10,000					10,000
Stock options exercised (in Shares)				223,000
Interest on subscription receivable					(15,000)					(15,000)
Preferred shares			$ 9,570,000
Preferred shares (in Shares)			1,412,000
Redeemable warrant issued			$ (1,708,000)
Shares repurchased and retired					(3,000)					$ (3,000)
Shares repurchased and retired (in Shares)				(102,000)
Issuance of Class B ordinary shares to Sponsor (in Shares)										1,318,550
Stock based compensation expense					12,000					$ 12,000
Net loss							(16,667,000)			(16,667,000)
Balance at Dec. 31, 2020	$ 455	$ 937	$ 7,862,000	$ 4,000	293,000	$ 11,672,764	(27,494,000)	$ (6,674,151)	$ 7,862,000	(27,197,000)	$ 5,000,005
Balance (in Shares) at Dec. 31, 2020	4,547,586	9,375,000	1,412,000	36,943,000					1,412,000
Balance at Mar. 31, 2020				$ 4,000	289,000		(12,064,000)			(11,771,000)
Balance (in Shares) at Mar. 31, 2020				36,822,000
Stock options exercised					2,000					2,000
Stock options exercised (in Shares)				40,000
Stock based compensation expense					4,000					4,000
Net loss							(3,845,000)			(3,845,000)
Balance at Jun. 30, 2020				$ 4,000	295,000		(15,909,000)			(15,610,000)
Balance (in Shares) at Jun. 30, 2020				36,862,000
Balance at Jul. 28, 2020
Balance (in Shares) at Jul. 28, 2020
Issuance of Class B ordinary shares to Sponsor		$ 1,006				23,994					25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		10,062,500
Sale of units in initial public offering, less derivative liabilities for public warrants	$ 3,750					359,871,250					359,875,000
Sale of units in initial public offering, less derivative liabilities for public warrants (in Shares)	37,500,000
Offering costs						(20,285,036)					(20,285,036)
Excess cash received over the fair value of the private warrants						1,583,332					1,583,332
Shares subject to possible redemption	$ (3,295)					(329,520,845)					(329,524,140)
Shares subject to possible redemption (in Shares)	(32,952,414)
Forfeiture of Class B shares		$ (69)				69
Forfeiture of Class B shares (in Shares)		(687,500)
Net loss								(6,674,151)			(6,674,151)
Balance at Dec. 31, 2020	$ 455	$ 937	$ 7,862,000	$ 4,000	293,000	11,672,764	(27,494,000)	(6,674,151)	$ 7,862,000	(27,197,000)	5,000,005
Balance (in Shares) at Dec. 31, 2020	4,547,586	9,375,000	1,412,000	36,943,000					1,412,000
Stock options exercised					3,000					3,000
Stock options exercised (in Shares)				105,000
Shares repurchased and retired					(1,000)					(1,000)
Shares repurchased and retired (in Shares)				(48,000)
Shares subject to possible redemption	$ 84					8,398,105					8,398,189
Shares subject to possible redemption (in Shares)	839,819
Payment of subscription receivable					379,000				$ 2,430,000	379,000
Issuance of preferred shares									$ 31,788,000
Issuance of preferred shares (in Shares)									3,740,000
Conversion of notes payable									$ 34,918,000
Conversion of notes payable (in Shares)									21,570,000
Stock based compensation expense					2,000					2,000
Net loss							(13,850,000)	(8,398,190)		(13,850,000)	(8,398,190)
Balance at Mar. 31, 2021	$ 539	$ 937		$ 4,000	676,000	20,070,869	(41,344,000)	(15,072,341)	$ 76,998,000	(40,664,000)	5,000,004
Balance (in Shares) at Mar. 31, 2021	5,387,405	9,375,000		37,000,000					26,722,000
Balance at Dec. 31, 2020	$ 455	$ 937	$ 7,862,000	$ 4,000	293,000	11,672,764	(27,494,000)	(6,674,151)	$ 7,862,000	$ (27,197,000)	5,000,005
Balance (in Shares) at Dec. 31, 2020	4,547,586	9,375,000	1,412,000	36,943,000					1,412,000
Issuance of Class B ordinary shares to Sponsor (in Shares)										1,803,165
Balance at Jun. 30, 2021	$ 532	$ 937		$ 4,000	677,000	19,337,507	(50,502,000)	(14,338,966)	$ 76,998,000	$ (49,821,000)	5,000,010
Balance (in Shares) at Jun. 30, 2021	5,314,068	9,375,000		37,002,000					26,722,000
Balance at Mar. 31, 2021	$ 539	$ 937		$ 4,000	676,000	20,070,869	(41,344,000)	(15,072,341)	$ 76,998,000	(40,664,000)	5,000,004
Balance (in Shares) at Mar. 31, 2021	5,387,405	9,375,000		37,000,000					26,722,000
Stock options exercised (in Shares)				2,000
Shares subject to possible redemption	$ (7)					(733,362)					(733,369)
Shares subject to possible redemption (in Shares)	(73,337)
Stock based compensation expense					1,000					1,000
Net loss							(9,158,000)	733,375		(9,158,000)	733,375
Balance at Jun. 30, 2021	$ 532	$ 937		$ 4,000	$ 677,000	$ 19,337,507	$ (50,502,000)	$ (14,338,966)	$ 76,998,000	$ (49,821,000)	$ 5,000,010
Balance (in Shares) at Jun. 30, 2021	5,314,068	9,375,000		37,002,000					26,722,000